FINANCIAL RISK FACTORS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK FACTORS
Transfers into Level 3 of fair value hierarchy, assets	$ 0	$ 0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	$ 0	$ 0